Label	Element	Value
Invesco India ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Invesco India ETF
Objective [Heading]	oef_ObjectiveHeading	3.) Investment Objective Change.
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The Fund’s new investment objective will be to seek to track the investment results (before fees and expenses) of the New Underlying Index.
Strategy [Heading]	oef_StrategyHeading	4.) Principal Investment Strategies Change.
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

The Fund generally will invest at least 90% of its total assets in securities that comprise the New Underlying Index, as well as American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”) that represent securities in the New Underlying Index.

5.) Description of New Underlying Index. The Index Provider compiles, maintains and calculates the New Underlying Index, which is composed of the securities of large- and mid-capitalization companies based in India that exhibit strong fundamental characteristics for momentum (M), value (V), volatility (V) and profitability (P), utilizing a factor model developed by Bloomberg Intelligence (an affiliate of the Index Provider). To be eligible for inclusion in the New Underlying Index, a security must be a member of the Bloomberg India universe of securities, which generally includes securities of companies domiciled in India, as such universe is determined by the Index Provider in connection with the index methodology. Every security eligible for inclusion in the New Underlying Index is measured and assigned a score for momentum, value, volatility, and profitability factors, as defined in the index methodology. The New Underlying Index seeks to include the top 15% of securities in the eligible universe with the strongest momentum, most muted volatility, most inexpensive valuations, and highest profitability based on an aggregated sector-neutral “MVP” score. The New Underlying Index components are equally weighted after eligibility has been determined. The New Underlying Index is rebalanced quarterly after the close of trading on the third Friday of January, April, July and October.

Please Retain This Supplement For Future Reference.

Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock

INVESCO INDIA EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED DECEMBER 19, 2025 TO THE

PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION

DATED February 28, 2025 OF:

Invesco India ETF (PIN)
(the “Fund”)

Important Notice Regarding Changes in the Ticker Symbol, Underlying Index,
Index Provider, Investment Objective and Principal Investment Strategies of the Fund

At a meeting held on December 17, 2025, the Board of Trustees of the Invesco India Exchange-Traded Fund Trust approved changes to the underlying index, investment objective and principal investment strategies of the Fund. These changes will be effective on or about February 23, 2026 (the “Effective Date”).

Therefore, on the Effective Date, the following changes will occur:

1.) Ticker Symbol Change. The Fund’s ticker symbol will change to IMVP.

2.) Underlying Index and Index Provider Change. Bloomberg Index Services Limited (the “Index Provider”) will become the index provider of a new underlying index (the “New Underlying Index”) for the Fund. The New Underlying Index will replace the Fund’s Current Underlying Index, as set forth in the table below.

Current Underlying Index	New Underlying Index
FTSE India Quality and Yield Select Index	Bloomberg India MVP Index